November 1, 2000

Securities and Exchange Commission
450 Fifth St. N.W.
Mail Stop 5-6
ATTN: Zandra Y. Bailes, Document Control - EDGAR
Washington, D.C.  20549-1004

Re:  AXP Variable Portfolio - Investment Series, Inc.
       AXP Variable Portfolio - Blue Chip Advantage Fund
       AXP Variable Portfolio - Capital Resource Fund
       AXP Variable Portfolio - Emerging Markets Fund
       AXP Variable Portfolio - Growth Fund
       AXP Variable Portfolio - International Fund
       AXP Variable Portfolio - New Dimensions Fund
       AXP Variable Portfolio - S&P 500 Index Fund
       AXP Variable Portfolio - Small Cap Advantage Fund
       AXP Variable Portfolio - Strategy Aggressive Fund

       Post-Effective Amendment No. 43
       File No. 2-73115/811-3218


Dear Ms. Bailes:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
       AXP Variable Portfolio - Blue Chip Advantage Fund
       AXP Variable Portfolio - Capital Resource Fund
       AXP Variable Portfolio - Emerging Markets Fund
       AXP Variable Portfolio - Growth Fund
       AXP Variable Portfolio - International Fund
       AXP Variable Portfolio - New Dimensions Fund
       AXP Variable Portfolio - S&P 500 Index Fund
       AXP Variable Portfolio - Small Cap Advantage Fund
       AXP Variable Portfolio - Strategy Aggressive Fund




/s/ Leslie L. Ogg
    Leslie L. Ogg
    Vice President

LLO/CLGE/ps